Major Customers and Suppliers (Details) - customer	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage		52.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage		21.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers C
Concentration Risk, Percentage		10.00%
Four Major Suppliers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	27.00%
Four Major Suppliers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	18.00%
Four Major Suppliers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	14.00%
Four Major Suppliers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	12.00%
Three Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	26.00%
Three Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	25.00%
Three Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage	23.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage			29.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage			26.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage			25.00%
Four Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage			12.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	21.00%	27.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	20.00%	22.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	17.00%	21.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	10.00%	12.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Major Customer [Member]
Number of Customers	4
Concentration Risk Threshold Percentage	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer [Member]
Concentration Risk Threshold Percentage	10.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Major Suppliers [Member]
Concentration Risk, Percentage		10.00%